Revenue and Expenses - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Basic earnings per share (in euros per share)	€ (0.06)	€ (0.20)	€ 0.31
Diluted earnings per share (in euros per share)	€ (0.06)	€ (0.20)	€ 0.31